long-term debt - Long-term debt maturities (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	$ 2,882	$ 2,614
Total	45,418	43,295
Composite long-term debt
long-term debt
Total	28,534
Total	12,239
Total	40,773
Canadian Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments	18,355
Future cash outflows in respect of associated interest and like carrying costs	9,038
Undiscounted contractual maturities	27,393
Canadian Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	2,467
Future cash outflows in respect of associated interest and like carrying costs - Finance leases	574
Undiscounted contractual maturities - Finance leases	3,041
Canadian Dollars | Composite long-term debt
long-term debt
Total	20,822
Total	9,612
Total	30,434
U.S. Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments	7,797
Future cash outflows in respect of associated interest and like carrying costs	2,762
Undiscounted contractual maturities	10,559
U.S. Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	174
Future cash outflows in respect of associated interest and like carrying costs - Finance leases	76
Undiscounted contractual maturities - Finance leases	250
U.S. Dollars | Derivative Liability Receive
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(6,697)
Future cash outflows in respect of associated interest and like carrying costs - Derivative Liabilities	(2,501)
Undiscounted contractual maturities - Derivative Liabilities, Receive	(9,198)
U.S. Dollars | Derivative Liability Pay
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	6,212
Future cash outflows in respect of associated interest and like carrying costs - Derivative Liabilities	2,230
Undiscounted contractual maturities - Derivative Liabilities, Pay	8,442
U.S. Dollars | Composite long-term debt
long-term debt
Total	7,486
Total	2,567
Total	10,053
Other currencies | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	226
Future cash outflows in respect of associated interest and like carrying costs - Finance leases	60
Undiscounted contractual maturities - Finance leases	286
First year
long-term debt
Total	7,643	8,332
First year | Composite long-term debt
long-term debt
Total	3,166
First year | Canadian Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments	1,047
First year | Canadian Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	579
First year | Canadian Dollars | Composite long-term debt
long-term debt
Total	1,626
First year | U.S. Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments	1,485
First year | U.S. Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	36
First year | U.S. Dollars | Derivative Liability Receive
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(1,464)
First year | U.S. Dollars | Derivative Liability Pay
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	1,426
First year | U.S. Dollars | Composite long-term debt
long-term debt
Total	1,483
First year | Other currencies | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	57
2 years hence
long-term debt
Total	3,490	2,727
2 years hence | Composite long-term debt
long-term debt
Total	2,105
2 years hence | Canadian Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments	1,450
2 years hence | Canadian Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	494
2 years hence | Canadian Dollars | Composite long-term debt
long-term debt
Total	1,944
2 years hence | U.S. Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments	80
2 years hence | U.S. Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	34
2 years hence | U.S. Dollars | Derivative Liability Receive
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(32)
2 years hence | U.S. Dollars | Derivative Liability Pay
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	32
2 years hence | U.S. Dollars | Composite long-term debt
long-term debt
Total	114
2 years hence | Other currencies | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	47
3 years hence
long-term debt
Total	4,124	2,879
3 years hence | Composite long-term debt
long-term debt
Total	2,050
3 years hence | Canadian Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments	52
3 years hence | Canadian Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	394
3 years hence | Canadian Dollars | Composite long-term debt
long-term debt
Total	446
3 years hence | U.S. Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments	1,663
3 years hence | U.S. Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	30
3 years hence | U.S. Dollars | Derivative Liability Receive
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(1,615)
3 years hence | U.S. Dollars | Derivative Liability Pay
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	1,491
3 years hence | U.S. Dollars | Composite long-term debt
long-term debt
Total	1,569
3 years hence | Other currencies | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	35
4 years hence
long-term debt
Total	4,615	2,863
4 years hence | Composite long-term debt
long-term debt
Total	3,693
4 years hence | Canadian Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments	1,955
4 years hence | Canadian Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	237
4 years hence | Canadian Dollars | Composite long-term debt
long-term debt
Total	2,192
4 years hence | U.S. Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments	1,475
4 years hence | U.S. Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	21
4 years hence | U.S. Dollars | Derivative Liability Receive
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(492)
4 years hence | U.S. Dollars | Derivative Liability Pay
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	469
4 years hence | U.S. Dollars | Composite long-term debt
long-term debt
Total	1,473
4 years hence | Other currencies | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	28
5 years hence
long-term debt
Total	2,389	3,642
5 years hence | Composite long-term debt
long-term debt
Total	1,611
5 years hence | Canadian Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments	1,408
5 years hence | Canadian Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	158
5 years hence | Canadian Dollars | Composite long-term debt
long-term debt
Total	1,566
5 years hence | U.S. Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments	0
5 years hence | U.S. Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	25
5 years hence | U.S. Dollars | Derivative Liability Receive
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	0
5 years hence | U.S. Dollars | Derivative Liability Pay
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	0
5 years hence | U.S. Dollars | Composite long-term debt
long-term debt
Total	25
5 years hence | Other currencies | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	20
5 years hence to 10 years
long-term debt
Total	11,127	10,555
5 years hence to 10 years | Composite long-term debt
long-term debt
Total	8,412
5 years hence to 10 years | Canadian Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments	6,902
5 years hence to 10 years | Canadian Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	301
5 years hence to 10 years | Canadian Dollars | Composite long-term debt
long-term debt
Total	7,203
5 years hence to 10 years | U.S. Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments	1,295
5 years hence to 10 years | U.S. Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	28
5 years hence to 10 years | U.S. Dollars | Derivative Liability Receive
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(1,295)
5 years hence to 10 years | U.S. Dollars | Derivative Liability Pay
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	1,148
5 years hence to 10 years | U.S. Dollars | Composite long-term debt
long-term debt
Total	1,176
5 years hence to 10 years | Other currencies | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	33
Thereafter
long-term debt
Total	12,030	$ 12,297
Thereafter | Composite long-term debt
long-term debt
Total	7,497
Thereafter | Canadian Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments	5,541
Thereafter | Canadian Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	304
Thereafter | Canadian Dollars | Composite long-term debt
long-term debt
Total	5,845
Thereafter | U.S. Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments	1,799
Thereafter | U.S. Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	0
Thereafter | U.S. Dollars | Derivative Liability Receive
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(1,799)
Thereafter | U.S. Dollars | Derivative Liability Pay
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	1,646
Thereafter | U.S. Dollars | Composite long-term debt
long-term debt
Total	1,646
Thereafter | Other currencies | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	$ 6